Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Deferred tax assets:
Provision for doubtful receivables	$ 19,862	¥ 137,901	¥ 120,612
Accrued expenses, payroll and others	391,061	2,715,136	1,745,810
Fixed assets depreciation	3,805	26,421	19,659
Net operating loss carry-forward	248,744	1,727,031	1,320,496
Less: valuation allowance	(505,006)	(3,506,259)	(2,198,403)
Deferred tax assets, net	158,466	1,100,230	1,008,174
Deferred tax liabilities:
Long-lived assets arising from acquisitions	35,756	248,251	359,531
Withholding tax on PRC subsidiaries' undistributed earnings	91,151	632,859	592,719	¥ 580,720
Withholding tax on capital gains derived from PRC	390,050	2,708,125	2,489,040
Deferred tax liabilities	$ 516,957	¥ 3,589,235	¥ 3,441,290